Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Current income tax expenses	823,839	991,644	1,179,042
Deferred income tax expense	(369,064)	(596,544)	(721,637)
Total	454,775	395,100	457,405

Schedule of computed expected tax expenses (benefit) rate and the effective income tax rate

The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Statutory tax rate[1]	25%	25%	25%
Research and development tax credit	(3)%	(2)%	(2)%
Effect of tax holiday[2]	(10)%	(13)%	(9)%
Change in valuation allowance	1%	(1)%	0%
Non-deductible expenses	1%	1%	2%
Withholding tax	3%	4%	0%
Effective income tax rate	17%	14%	16%

1	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

2	As Hainan Shenxin obtained encouraged industrial enterprise status in 2023, the Group reversed a total of RMB14.7 million tax expenses in the fourth quarter of 2023 including RMB4.2 million related to 2022 and RMB7.9 million related to the first half of 2023.

Summary of aggregate amount and per share effect of tax holidays

The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Tax holiday effect	279,033	356,159	259,755
Net profit per share effect
- Basic	0.20	0.27	0.20
- Diluted	0.19	0.26	0.20

Significant components of deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2023	2024
	RMB	RMB

Deferred tax assets:
Timing difference in revenue recognition	1,085,749	2,375,253
Provision for accounts receivable and contract assets and loans receivable	383,871	330,493
Accumulated tax losses-carry forward	182,155	179,809
Payroll and welfare payable and other temporary differences	60,407	69,024
Quality assurance obligations	7,069	126,706
Less: Valuation allowance	(94,926)	(75,810)
Total deferred tax assets	1,624,325	3,005,475

Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(33,520)
Timing difference in revenue recognition	-	(140,144)
Quality assurance obligations	-	(395,868)
Fair value changes and other temporary difference	-	(35,949)
Unrealized gain in consolidated trusts	(56,535)	(110,783)
Withholding tax for undistributed earnings	(259,466)	(266,559)
Total deferred tax liabilities	(340,608)	(982,823)

Summary of valuation allowance

Movement of valuation allowances

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

At beginning of year	89,117	115,754	94,926
Current year additions	42,322	44,113	34,490
Current year reversals	(15,685)	(64,941)	(53,606)
At end of year	115,754	94,926	75,810